Due to banks and correspondents (Tables)	12 Months Ended
Dec. 31, 2021
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Disclosure detail of dues to banks and correspondents
(a)	This caption is comprised of the following:

	2021	2020
	S/(000)	S/(000)
By type -
Banco Central de Reserva del Peru (b)	6,332,527	7,736,322
Promotional credit lines (c)	1,595,405	1,453,397
Loans received from foreign entities (d)	322,947	427,278
Loans received from Peruvian entities	226,713	1,117

	8,477,592	9,618,114
Interest and commissions payable	45,257	42,763

	8,522,849	9,660,877

Disclosure detail of loans due to banks and correspondents based on term

By term -
Short term	1,068,838	1,769,403
Long term	7,454,011	7,891,474

Total	8,522,849	9,660,877

Loan received from foreign entities
(d)	As of December 31, 2021 and 2020, it corresponds to the following funding in foreign currency:

Entity	Country	Final maturity	2021	2020
			S/(000)	S/(000)
Credit Suisse First Boston (e)	Switzerland	2022/2021	159,480	217,260
Development Bank of Latin America (f)	Supranational	2022	139,545	126,735
Bank J. Safra Sarasin (g)	Switzerland	2022/2021	23,922	83,283

			322,947	427,278

Disclosure of detail maturities due to banks and correspondents
(h)	As of December 31, 2021 and 2020, maturities include the following:

Year	2021	2020
	S/(000)	S/(000)
2021	—	1,769,403
2022	1,068,838	616,029
2023	3,685,027	6,163,587
2024 onwards	3,768,984	1,111,858

Total	8,522,849	9,660,877